CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS (Details Narrative)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Apple [Member]
Concentration Risk [Line Items]
Concentration risk percentage	58.90%	62.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Apple [Member] | Gamehaus Inc [Member]
Concentration Risk [Line Items]
Concentration risk percentage		62.50%	65.80%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Google [Member]
Concentration Risk [Line Items]
Concentration risk percentage	26.30%	21.50%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Google [Member] | Gamehaus Inc [Member]
Concentration Risk [Line Items]
Concentration risk percentage		21.50%	20.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	20.50%	11.70%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.10%	10.70%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.20%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier One [Member] | Gamehaus Inc [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.70%	18.50%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier Two [Member] | Gamehaus Inc [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.70%	14.80%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier Three [Member] | Gamehaus Inc [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.20%	12.50%